Operating Leases (Tables)	12 Months Ended
Sep. 30, 2017
Leases [Abstract]
Future minimum annual lease payments for assets under operating leases (in thousands)
Fiscal Year	Total
2018	302
2019	309
2020	314
2021	318
2022	323
Thereafter	190
Total minimum lease payments	$1,756